Guarantor and Non-Guarantor Supplemental Information (Schedule of Condensed Consolidating and Combining Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Apr. 29, 2016	Apr. 27, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 25,455			$ 1,106	$ 2,559	$ 873
Patient accounts receivable, net of allowance for doubtful accounts of $360,796 and $346,507 at December 31, 2016 and 2015, respectively	380,685			390,890
Inventories	58,124			60,542
Prepaid expenses	23,028			16,030
Due from third-party payors	116,235			110,806
Current assets of hospitals held for sale	1,502			0
Other current assets	57,942			59,011
Total current assets	662,971			638,385
Intercompany receivable	0			0
Due from Parent				0
Property and equipment, net	733,900			880,249
Goodwill	416,833			541,704	534,916
Intangible assets, net	84,982			129,250
Long-term assets of hospitals held for sale	6,851			0
Other long-term assets	88,833			105,268
Net investment in subsidiaries	0			0
Total assets	1,994,370			2,294,856
Current liabilities:
Current maturities of long-term debt	5,683			7,915
Accounts payable	169,684			138,483
Accrued liabilities:
Accrued salaries and benefits	98,803			82,620
Accrued interest	19,915			0
Due to third-party payors	42,537			30,103
Current liabilities of hospitals held for sale	492
Other current liabilities	53,268			45,255
Total current liabilities	390,382			304,376
Long-term debt	1,241,142	$ 1,250,497	$ 24,179	15,500
Intercompany payable	0			0
Due to Parent, net	0	$ 0	$ 1,813,836	1,800,908
Deferred income tax liabilities, net	31,474			41,030
Other long-term liabilities	108,996			108,141
Total liabilities	1,771,994			2,269,955
Redeemable noncontrolling interests	6,807			8,958	2,362	3,131
Quorum Health Corporation stockholders' equity:
Preferred stock	0			0
Common stock	3			0
Additional paid-in capital	537,911			0
Accumulated other comprehensive loss	(2,760)			0
Accumulated deficit	(334,026)			0
Total Quorum Health Corporation stockholders' equity	201,128			0
Parent's equity	0			3,184
Nonredeemable noncontrolling interests	14,441			12,759
Total equity	215,569			15,943	7,918	7,180
Total liabilities and equity	1,994,370			2,294,856
Reportable Legal Entities [Member] | Parent Issuer [Member]
Current assets:
Cash and cash equivalents	21,609			0	0	0
Patient accounts receivable, net of allowance for doubtful accounts of $360,796 and $346,507 at December 31, 2016 and 2015, respectively	0			0
Inventories	0			0
Prepaid expenses	0			0
Due from third-party payors	0			0
Current assets of hospitals held for sale	0
Other current assets	0			0
Total current assets	21,609			0
Intercompany receivable	3			0
Due from Parent				0
Property and equipment, net	0			0
Goodwill	0			0
Intangible assets, net	0			0
Long-term assets of hospitals held for sale	0
Other long-term assets	0			0
Net investment in subsidiaries	1,485,213			0
Total assets	1,506,825			0
Current liabilities:
Current maturities of long-term debt	3,819			0
Accounts payable	158			0
Accrued liabilities:
Accrued salaries and benefits	0			0
Accrued interest	19,915
Due to third-party payors	0			0
Current liabilities of hospitals held for sale	0
Other current liabilities	0			0
Total current liabilities	23,892			0
Long-term debt	1,215,836			0
Intercompany payable	34,495			0
Due to Parent, net	0			0
Deferred income tax liabilities, net	31,474			0
Other long-term liabilities	0			0
Total liabilities	1,305,697			0
Redeemable noncontrolling interests	0			0
Quorum Health Corporation stockholders' equity:
Preferred stock	0
Common stock	3
Additional paid-in capital	537,911
Accumulated other comprehensive loss	(2,760)
Accumulated deficit	(334,026)
Total Quorum Health Corporation stockholders' equity	201,128
Parent's equity	0			0
Nonredeemable noncontrolling interests	0			0
Total equity	201,128			0
Total liabilities and equity	1,506,825			0
Reportable Legal Entities [Member] | Other Guarantors [Member]
Current assets:
Cash and cash equivalents	3,498			524	2,452	792
Patient accounts receivable, net of allowance for doubtful accounts of $360,796 and $346,507 at December 31, 2016 and 2015, respectively	277,155			276,003
Inventories	46,318			47,117
Prepaid expenses	17,874			12,209
Due from third-party payors	109,793			103,185
Current assets of hospitals held for sale	1,502
Other current assets	41,673			44,505
Total current assets	497,813			483,543
Intercompany receivable	126,035			1,300,893
Due from Parent				0
Property and equipment, net	624,457			749,610
Goodwill	252,433			376,875
Intangible assets, net	73,404			108,093
Long-term assets of hospitals held for sale	6,851
Other long-term assets	72,967			80,193
Net investment in subsidiaries	0			14,775
Total assets	1,653,960			3,113,982
Current liabilities:
Current maturities of long-term debt	1,560			7,572
Accounts payable	147,521			116,495
Accrued liabilities:
Accrued salaries and benefits	69,896			57,697
Accrued interest	0
Due to third-party payors	40,595			25,248
Current liabilities of hospitals held for sale	492
Other current liabilities	46,002			39,901
Total current liabilities	306,066			246,913
Long-term debt	24,899			14,820
Intercompany payable	86,084			148,851
Due to Parent, net	0			2,583,339
Deferred income tax liabilities, net	0			37,290
Other long-term liabilities	144,950			82,769
Total liabilities	561,999			3,113,982
Redeemable noncontrolling interests	0			0
Quorum Health Corporation stockholders' equity:
Preferred stock	0
Common stock	0
Additional paid-in capital	1,333,347
Accumulated other comprehensive loss	(2,760)
Accumulated deficit	(238,626)
Total Quorum Health Corporation stockholders' equity	1,091,961
Parent's equity	0			0
Nonredeemable noncontrolling interests	0			0
Total equity	1,091,961			0
Total liabilities and equity	1,653,960			3,113,982
Reportable Legal Entities [Member] | Non-Guarantors [Member]
Current assets:
Cash and cash equivalents	348			582	107	81
Patient accounts receivable, net of allowance for doubtful accounts of $360,796 and $346,507 at December 31, 2016 and 2015, respectively	103,530			114,887
Inventories	11,806			13,425
Prepaid expenses	5,154			3,821
Due from third-party payors	6,442			7,621
Current assets of hospitals held for sale	0
Other current assets	16,269			14,506
Total current assets	143,549			154,842
Intercompany receivable	84,827			148,847
Due from Parent				767,656
Property and equipment, net	109,443			130,639
Goodwill	164,400			164,829
Intangible assets, net	11,578			21,157
Long-term assets of hospitals held for sale	0
Other long-term assets	15,866			25,075
Net investment in subsidiaries	0			0
Total assets	529,663			1,413,045
Current liabilities:
Current maturities of long-term debt	304			343
Accounts payable	22,005			21,988
Accrued liabilities:
Accrued salaries and benefits	28,907			24,923
Accrued interest	0
Due to third-party payors	1,942			4,855
Current liabilities of hospitals held for sale	0
Other current liabilities	7,266			5,354
Total current liabilities	60,424			57,463
Long-term debt	407			680
Intercompany payable	90,286			1,300,889
Due to Parent, net	0			0
Deferred income tax liabilities, net	0			3,740
Other long-term liabilities	22,651			25,372
Total liabilities	173,768			1,388,144
Redeemable noncontrolling interests	6,807			8,958
Quorum Health Corporation stockholders' equity:
Preferred stock	0
Common stock	0
Additional paid-in capital	412,705
Accumulated other comprehensive loss	0
Accumulated deficit	(78,058)
Total Quorum Health Corporation stockholders' equity	334,647
Parent's equity	0			3,184
Nonredeemable noncontrolling interests	14,441			12,759
Total equity	349,088			15,943
Total liabilities and equity	529,663			1,413,045
Eliminations [Member]
Current assets:
Cash and cash equivalents	0			0	$ 0	$ 0
Patient accounts receivable, net of allowance for doubtful accounts of $360,796 and $346,507 at December 31, 2016 and 2015, respectively	0			0
Inventories	0			0
Prepaid expenses	0			0
Due from third-party payors	0			0
Current assets of hospitals held for sale	0
Other current assets	0			0
Total current assets	0			0
Intercompany receivable	(210,865)			(1,449,740)
Due from Parent				(767,656)
Property and equipment, net	0			0
Goodwill	0			0
Intangible assets, net	0			0
Long-term assets of hospitals held for sale	0
Other long-term assets	0			0
Net investment in subsidiaries	(1,485,213)			(14,775)
Total assets	(1,696,078)			(2,232,171)
Current liabilities:
Current maturities of long-term debt	0			0
Accounts payable	0			0
Accrued liabilities:
Accrued salaries and benefits	0			0
Accrued interest	0
Due to third-party payors	0			0
Current liabilities of hospitals held for sale	0
Other current liabilities	0			0
Total current liabilities	0			0
Long-term debt	0			0
Intercompany payable	(210,865)			(1,449,740)
Due to Parent, net	0			(782,431)
Deferred income tax liabilities, net	0			0
Other long-term liabilities	(58,605)			0
Total liabilities	(269,470)			(2,232,171)
Redeemable noncontrolling interests	0			0
Quorum Health Corporation stockholders' equity:
Preferred stock	0
Common stock	0
Additional paid-in capital	(1,746,052)
Accumulated other comprehensive loss	2,760
Accumulated deficit	316,684
Total Quorum Health Corporation stockholders' equity	(1,426,608)
Parent's equity	0			0
Nonredeemable noncontrolling interests	0			0
Total equity	(1,426,608)			0
Total liabilities and equity	$ (1,696,078)			$ (2,232,171)